Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Notional amount	$ 638,996	$ 592,440
Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	21,027,663
Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	15,032,014
Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	4,390,832
Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,604,817
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	17,032,931
Trading Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	1,377,932
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	627,954
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	111,676
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	136,387
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	14,778,982
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	15,019,313
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	608,369
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	14,410,944
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	603,756
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	19,585
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	97,396
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	118,737
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	368,038
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,409,862
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	1,377,932
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	14,280
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	17,650
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,629,053
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	51,216
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	36,959
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	207,936
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,017,273
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,315,669
Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	592
Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	22
Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	570
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	3,628,420
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	51,176
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	36,958
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	207,914
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,016,703
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,315,669
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	41
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	40
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	1
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	12,500
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	9,965
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	2,535
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	11,943
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	9,595
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	2,348
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	557
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	370
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	187
Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	353,179
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	189,009
Trading Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	164,170
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	166
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	166
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	158,099
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	84,190
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	73,909
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	194,914
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	104,819
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	90,095
Non Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,395,506
Non Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,970,000	1,772,000
Non Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	426,000	352,000
Non Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,200,145
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	462
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	58
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	4,050
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,195,575
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	160,914
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	23,665
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	4,059
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	133,190
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,191
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	2,191
Non Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	32,256
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	32,256
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	23,423,169	22,454,393
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	19,233,076	18,664,947
Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	1,377,932	1,191,392
Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	628,416	536,831
Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	111,734	196,960
Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	140,437	209,225
Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	16,974,557	16,530,539
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,789,967	3,446,557
Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	51,216	35,585
Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	36,959	26,569
Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	231,601	264,309
Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,021,332	1,915,885
Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,448,859	1,204,209
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	14,691	16,258
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	12,156	13,204
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	2,535	3,054
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	385,435	326,631
Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	221,265	191,474
Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 164,170	$ 135,157